Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	10 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended
	Jul. 14, 2025 [2]	Dec. 01, 2021		Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Curasset Capital Management Core Bond Fund Founders Class
Account Value [Line Items]
Accumulated Value		$ 10,000	[1]		$ 8,890	$ 9,125	$ 10,105	$ 10,379
Curasset Capital Management Core Bond Fund Institutional Class
Account Value [Line Items]
Accumulated Value	$ 100,000			$ 102,227
Curasset Capital Management Limited Term Income Fund Founders Class
Account Value [Line Items]
Accumulated Value		10,000	[3]		9,632	10,099	10,820	11,303
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 100,000	10,000	[1]	$ 102,896	8,509	8,564	9,555	9,831
Bloomberg US 1-3 Yr Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000	[3]		$ 9,537	$ 9,872	$ 10,673	$ 11,176

[1]	Inception
[2]	Inception
[3]	Inception